Note 20	12 Months Ended
Dec. 31, 2022
Other Assets And Liabilities [Abstract]
Disclosure of Other Assets And Liabilities [Text Block]	Other assets and liabilities
The composition of the balance of these captions of the consolidated balance sheets is:

Other assets and liabilities (Millions of Euros)
	2022	2021	2020
ASSETS
Inventories	325	424	572
Transactions in progress	93	131	160
Accruals	1,490	730	756
Other items	706	649	1,025
Total	2,614	1,934	2,513
LIABILITIES
Transactions in progress	44	48	75
Accruals	2,566	2,137	1,584
Other items (1)	2,269	1,436	1,144
Total	4,880	3,621	2,802
(1) The increases relate mainly to the Bank in Spain for items pending settlement.